Financial risk management and financial instruments - Variable Rate Sensitivity (Details) - Interest rate risk - Variable - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financial risk management and financial instruments
Percentage of increase in risk variable used for sensitivity analysis	1.00%	1.00%
Percentage of decrease in risk variable used for sensitivity analysis	1.00%	1.00%
South Africa
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R 110	R 27
Income statement impact of decrease in risk variable	(110)	(27)
Europe
Financial risk management and financial instruments
Income statement impact of increase in risk variable	15	15
Income statement impact of decrease in risk variable	R (15)	(15)
Minimum reasonably possible repo interest rate	0.00%
US
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R (761)	(433)
Income statement impact of decrease in risk variable	R 761	433
Minimum reasonably possible repo interest rate	0.00%
Other
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R 21	12
Income statement impact of decrease in risk variable	R (21)	R (12)